ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE INCOME.
ACCUMULATED OTHER COMPREHENSIVE INCOME

28.   ACCUMULATED OTHER COMPREHENSIVE INCOME

RMB
Balance as of January 1, 2019	123,923
Foreign currency translation adjustments, net of tax of nil	39,273
Balance as of December 31, 2019	163,196
Foreign currency translation adjustments, net of tax of nil	(11,519)
Balance as of December 31, 2020	151,677
Foreign currency translation adjustments, net of tax of nil	(44,298)
Balance as of December 31, 2021	107,379
Balance as of December 31, 2021 (US$)	16,850

There have been no reclassifications out of accumulated other comprehensive income to net loss for all the periods presented.